Income Taxes (Details 2) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$ 229	$ 216
Payroll-related accruals	2,314	2,049
Environmental reserve	512	517
Inventory reserve	722	720
Allowance for doubtful accounts	185	185
Accrued warranty	3,250	966
Customer sales concession reserve	1,465
Other	878	1,018
Deferred tax assets net current	9,555	5,671
Deferred income taxes-noncurrent:
Accrued pension obligations	(12,594)	(11,741)
Unrecognized pension and postretirement benefit plan liabilities	11,125	10,038
Accumulated depreciation	(5,253)	(4,967)
Stock-based compensation	928	692
Postretirement obligations		171
Postretirement obligations	(63)
NOL/credit carry-forwards	105	143
Other	1,157	537
Deferred income taxes-noncurrent:	$ (4,595)	$ (5,127)